Other disclosures - Risk Management and Principal Risks - Analysis of equity sensitivity (audited) (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ 25	£ 68
Increase (decrease) in profit for the year due to reasonably possible decrease	(29)	(99)
Increase (decrease) in equity for the year due to reasonable possible increase	(703)	(729)
Increase (decrease) in equity for the year due to reasonable possible decrease	701	653
Taxation effects on the above
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(4)	(12)
Increase (decrease) in profit for the year due to reasonably possible decrease	5	18
Increase (decrease) in equity for the year due to reasonable possible increase	268	290
Increase (decrease) in equity for the year due to reasonable possible decrease	(268)	(272)
Retained earnings
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	21	56
Increase (decrease) in profit for the year due to reasonably possible decrease	£ (24)	£ (81)
Percentage of reasonably possible increase	0.50%	1.20%
Percentage of reasonably possible decrease	(0.50%)	(1.80%)
Increase (decrease) in equity for the year due to reasonable possible increase	£ 21	£ 56
Increase (decrease) in equity for the year due to reasonable possible decrease	(24)	(81)
Fair value through other comprehensive income reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(367)	(449)
Increase (decrease) in equity for the year due to reasonable possible decrease	368	380
Cash flow hedge reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(625)	(626)
Increase (decrease) in equity for the year due to reasonable possible decrease	£ 625	£ 626
Equity attributable to owners of parent
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase	1.20%	1.20%
Percentage of reasonably possible decrease	(1.20%)	(1.30%)